American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio
April 30, 2022

One Choice 2030 Portfolio - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 38.3%
Focused Dynamic Growth Fund G Class	135,324	6,021,917
Focused Large Cap Value Fund G Class	17,264,555	172,645,549
Growth Fund G Class	2,026,752	87,292,188
Heritage Fund G Class	2,204,423	48,982,269
Mid Cap Value Fund G Class	5,732,813	95,279,345
NT Disciplined Growth Fund G Class	4,017,181	52,785,752
NT Equity Growth Fund G Class	7,165,262	71,652,622
Small Cap Growth Fund G Class	1,001,614	18,950,535
Small Cap Value Fund G Class	2,047,699	20,231,264
Sustainable Equity Fund G Class	3,182,577	130,676,596
		704,518,037
Domestic Fixed Income Funds — 36.2%
Inflation-Adjusted Bond Fund G Class	6,706,691	82,224,030
NT Diversified Bond Fund G Class	35,447,073	357,660,970
NT High Income Fund G Class	8,681,261	78,131,352
Short Duration Fund G Class	8,971,458	89,894,013
Short Duration Inflation Protection Bond Fund G Class	5,434,595	59,671,854
		667,582,219
International Equity Funds — 13.6%
Emerging Markets Fund G Class	1,989,796	22,166,332
Global Real Estate Fund G Class	1,847,096	25,656,170
International Growth Fund G Class	7,618,578	86,699,423
International Small-Mid Cap Fund G Class	1,856,494	18,527,811
International Value Fund G Class	10,670,057	81,092,435
Non-U.S. Intrinsic Value Fund G Class	1,880,920	16,721,383
		250,863,554
International Fixed Income Funds — 11.9%
Emerging Markets Debt Fund G Class	3,974,361	35,848,739
Global Bond Fund G Class	15,890,232	150,480,493
International Bond Fund G Class	2,883,905	33,482,133
		219,811,365
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,708,947,058)		1,842,775,175
OTHER ASSETS AND LIABILITIES†		(1,838)
TOTAL NET ASSETS — 100.0%		$1,842,773,337

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$10,086	$406	$1,149	$(3,321)	$6,022	135	$1,027	$184
Focused Large Cap Value Fund(3)	200,240	54,407	45,186	(36,815)	172,646	17,265	1,495	41,044
Growth Fund(3)	107,546	19,940	13,302	(26,892)	87,292	2,027	3,794	9,584
Heritage Fund(3)	61,600	13,600	3,693	(22,525)	48,982	2,204	1,336	5,884
Mid Cap Value Fund(3)	111,525	26,401	24,900	(17,747)	95,279	5,733	1,344	21,362
NT Disciplined Growth Fund	62,379	11,363	4,936	(16,020)	52,786	4,017	1,129	7,590
NT Equity Growth Fund	84,151	17,518	8,170	(21,846)	71,653	7,165	870	15,489
Small Cap Growth Fund	23,287	5,480	1,124	(8,692)	18,951	1,002	415	3,865
Small Cap Value Fund	23,691	3,039	3,236	(3,263)	20,231	2,048	434	1,874
Sustainable Equity Fund	155,874	10,977	18,361	(17,813)	130,677	3,183	3,795	4,931
Inflation-Adjusted Bond Fund	103,657	5,700	20,322	(6,811)	82,224	6,707	1,200	3,227
NT Diversified Bond Fund	443,942	42,313	84,624	(43,970)	357,661	35,447	(2,213)	7,418
NT High Income Fund	97,839	6,223	16,676	(9,255)	78,131	8,681	(258)	4,703
Short Duration Fund	100,130	4,307	10,441	(4,102)	89,894	8,971	(147)	1,787
Short Duration Inflation Protection Bond Fund	65,387	4,237	8,508	(1,444)	59,672	5,435	126	2,378
Emerging Markets Fund(3)	28,774	5,035	1,837	(9,806)	22,166	1,990	537	2,370
Global Real Estate Fund(3)	29,617	7,005	4,886	(6,080)	25,656	1,847	534	6,113
International Growth Fund(3)	102,281	24,845	6,585	(33,842)	86,699	7,619	3,310	10,706
International Small-Mid Cap Fund(4)	24,238	5,992	1,603	(10,099)	18,528	1,856	985	4,371
International Value Fund(3)	90,906	20,358	11,476	(18,696)	81,092	10,670	(255)	10,642
Non-U.S. Intrinsic Value Fund	21,703	2,139	4,487	(2,634)	16,721	1,881	70	1,128
Emerging Markets Debt Fund	46,288	2,399	6,626	(6,212)	35,849	3,974	(242)	1,350
Global Bond Fund	186,424	11,541	28,600	(18,884)	150,481	15,890	(537)	5,600
International Bond Fund	43,072	1,263	3,882	(6,971)	33,482	2,884	(217)	531
	$2,224,637	$306,488	$334,610	$(353,740)	$1,842,775	158,631	$18,532	$174,131
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.